Expense Example - FidelitySeriesSustainableEMNon-USDevelopedMarketsFundCombo-PRO - FidelitySeriesSustainableEMNon-USDevelopedMarketsFundCombo-PRO - Fidelity Series Sustainable Emerging Markets Fund - Fidelity Series Sustainable Emerging Markets Fund
May 09, 2023 USD ($)
Expense Example:
1 year	$ 1
3 years	$ 3